Share-based payment arrangements - Weighted Average Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2021 shares $ / shares
Weighted Average Options Outstanding [Line Items]
Number of share options | shares	13,414,118	10,916,086	8,472,827	5,075,734	13,414,118
Weighted-average exercise price $ | £ / shares	£ 2.58	£ 1.81	£ 1.16	£ 1.40
Weighted average remaining contractual life of outstanding share options (in years)	8 years 3 months 14 days	8 years 4 months 17 days	8 years 6 months 18 days	8 years 9 months 10 days
Alivio [Member]
Weighted Average Options Outstanding [Line Items]
Number of share options	0	3,888,168	3,698,244	2,393,750	0
Weighted-average exercise price $					$ 0
Weighted average remaining contractual life of outstanding share options (in years)	0 years
Entrega
Weighted Average Options Outstanding [Line Items]
Number of share options	349,500	962,000	972,000	914,000	349,500
Weighted-average exercise price $					$ 1.88
Weighted average remaining contractual life of outstanding share options (in years)	4 years 7 months 13 days
Follica
Weighted Average Options Outstanding [Line Items]
Number of share options	2,686,120	1,309,040	1,309,040	1,229,452	2,686,120
Weighted-average exercise price $					$ 1.39
Weighted average remaining contractual life of outstanding share options (in years)	7 years 3 months 10 days
Sonde
Weighted Average Options Outstanding [Line Items]
Number of share options	2,049,004	2,192,834	1,829,004	22,500	2,049,004
Weighted-average exercise price $					$ 0.20
Weighted average remaining contractual life of outstanding share options (in years)	7 years 8 months 15 days
Vedanta Biosciences
Weighted Average Options Outstanding [Line Items]
Number of share options	1,991,637	1,741,888	1,450,100	1,373,750	1,991,637
Weighted-average exercise price $					$ 13.42
Weighted average remaining contractual life of outstanding share options (in years)	5 years 11 months 1 day